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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dinsmore Capital Management Co.
Address: 65 Madison Avenue
         Suite 550
         Morristown, New Jersey 07960

Form 13F File Number: 28-05466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary I. Levine
Title: Chief Financial Officer
Phone: (973) 631-1177

Signature, Place, and Date of Signing:


/s/ Gary I. Levine   Morristown, New Jersey   February 8, 2011
------------------   ----------------------   ----------------
   [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:          119
Form 13F Information Table Value Total:     $211,820
                                          (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliant Techsystems Inc. cv. s CONV             018804AM6     2047  2000000 PRN      Sole                  2000000
Amgen, Inc. cv. sr. notes      CONV             031162AQ3     2010  2000000 PRN      Sole                  2000000
Amylin Pharmaceuticals, Inc. c CONV             032346AF5      872  1000000 PRN      Sole                  1000000
Anixter International, Inc. sr CONV             035290AJ4     2528  2250000 PRN      Sole                  2250000
Anixter International, Inc. sr CONV             035290AH8      562   500000 PRN      Sole                   500000
Annaly Capital Management, Inc CONV             035710AA0     2916  2500000 PRN      Sole                  2500000
CEMEX, S.A.B. de C.V. cv. sub. CONV             151290AU7     2195  2000000 PRN      Sole                  2000000
CSG Systems International, Inc CONV             126349AC3     1022  1000000 PRN      Sole                  1000000
Central European Distribution  CONV             153435AA0      932  1000000 PRN      Sole                  1000000
Cephalon Inc. cv. sr. sub. not CONV             156708AR0     2277  2000000 PRN      Sole                  2000000
Charles River Laboratories Int CONV             159864AB3     2010  2000000 PRN      Sole                  2000000
Chemed Corp. sr. cv. notes     CONV             16359RAC7     1787  1780000 PRN      Sole                  1780000
China Medical Technologies, In CONV             169483AC8     1710  2000000 PRN      Sole                  2000000
Chiquita Brands Intl. cv. sr.  CONV             170032AT3     1053  1081000 PRN      Sole                  1081000
Clearwire Communications LLC e CONV             18538TAG4     1026  1000000 PRN      Sole                  1000000
Coinstar, Inc. cv. sr. notes   CONV             19259PAF9      797   500000 PRN      Sole                   500000
CommScope, Inc. sr. sub. cv. n CONV             203372AG2      652   500000 PRN      Sole                   500000
Comtech Telecommunications Cor CONV             205826AF7     1045  1000000 PRN      Sole                  1000000
Corporate Office Properties, L CONV             22003BAC0     1019  1000000 PRN      Sole                  1000000
Cubist Pharmaceuticals, Inc. c CONV             229678AC1     1521  1500000 PRN      Sole                  1500000
Digital River, Inc. sr. cv not CONV             25388BAC8     2063  2100000 PRN      Sole                  2100000
Dryships, Inc. cv. sr. notes   CONV             262498AB4     1545  1500000 PRN      Sole                  1500000
EMC Corp. cv. sr. notes        CONV             268648AM4     4231  2800000 PRN      Sole                  2800000
EMC Corp. cv. sr. notes 144A   CONV             268648AL6     1511  1000000 PRN      Sole                  1000000
Endo Pharmacueticals Holdings, CONV             29264FAB2     2002  1500000 PRN      Sole                  1500000
Equinix, Inc. cv. sub. notes   CONV             29444UAG1     3019  3000000 PRN      Sole                  3000000
Equinix, Inc. cv. sub. notes   CONV             29444UAH9     1234  1000000 PRN      Sole                  1000000
Euronet Worldwide, Inc. cv. de CONV             298736AF6     1987  2000000 PRN      Sole                  2000000
Finisar Corporation cv. sr. no CONV             31787AAJ0      723   250000 PRN      Sole                   250000
GSI Commerce, Inc. cv. sr. not CONV             36238GAC6      913   837000 PRN      Sole                   837000
Gilead Sciences, Inc. cv. sr.  CONV             375558AG8     1551  1500000 PRN      Sole                  1500000
Gilead Sciences, Inc. cv. sr.  CONV             375558AL7     1035  1000000 PRN      Sole                  1000000
Gilead Sciences, Inc. cv. sr.  CONV             375558AM5      784   750000 PRN      Sole                   750000
Goodrich Petroleum Corp. cv.sr CONV             382410AC2     1957  2000000 PRN      Sole                  2000000
Home Inns & Hotel Management I CONV             43713WAA5     1005  1000000 PRN      Sole                  1000000
Integra LifeSciences Holdings  CONV             457985AH2     2145  2134000 PRN      Sole                  2134000
Intel Corp. jr. sub. cv. deb.  CONV             458140AF7     1685  1400000 PRN      Sole                  1400000
Intel Corp. jr. sub. cv. deb.  CONV             458140AC4     2503  2500000 PRN      Sole                  2500000
Jaguar Mining, Inc. cv. sr. no CONV             47009MAG8     1927  2100000 PRN      Sole                  2100000
Kaiser Aluminum Corp. cv. sr.  CONV             483007AA8     2452  2000000 PRN      Sole                  2000000
Kaman Corporation cv. sr. note CONV             483548AD5      524   500000 PRN      Sole                   500000
Kinetic Concepts, Inc. cv. sr. CONV             49460WAF6     2641  2500000 PRN      Sole                  2500000
Knight Capital Group, Inc. cas CONV             499005AD8     1910  2000000 PRN      Sole                  2000000
LSB Industries, Inc. cv. sr. s CONV             502160AG9     2562  2500000 PRN      Sole                  2500000
Lehman Brothers Holdings, Inc. CONV             524908PL8      465  3000000 PRN      Sole                  3000000
Lexington Realty Trust cv. gua CONV             529043AA9     2452  2000000 PRN      Sole                  2000000
LifePoint Hospitals, Inc. cv.  CONV             53219LAH2     2027  2000000 PRN      Sole                  2000000
MGM MIRAGE cv. sr. notes 144A  CONV             552953BR1     1650  1500000 PRN      Sole                  1500000
McMoRan Exploration Co. cv. sr CONV             582411AE4     1411  1177000 PRN      Sole                  1177000
Micron Technology Inc cv. sr.  CONV             595112AH6     1900  2000000 PRN      Sole                  2000000
Microsoft Corporation cv. sr.  CONV             594918AE4     1079  1000000 PRN      Sole                  1000000
Millipore Corp. cv. sr. notes  CONV             601073AD1     1861  1500000 PRN      Sole                  1500000
Morgans Hotel Group sr. sub. c CONV             61748WAA6     1675  2000000 PRN      Sole                  2000000
Mylan Laboratories Inc. sr. cv CONV             628530AG2     3191  3000000 PRN      Sole                  3000000
NETAPP, Inc. sr. cv. notes     CONV             64110DAB0      894   500000 PRN      Sole                   500000
NII Holdings, Inc. cv notes    CONV             62913FAJ1     1972  2000000 PRN      Sole                  2000000
National Financial Partners Co CONV             63607PAB5     1862  1500000 PRN      Sole                  1500000
Northgate Minerals Corp. cv. s CONV             666416AB8     1189  1100000 PRN      Sole                  1100000
Nuance Communications, Inc. sr CONV             67020YAB6     4715  4000000 PRN      Sole                  4000000
Oil States International, Inc. CONV             678026AB1     2056  1000000 PRN      Sole                  1000000
Old Republic International cv. CONV             680223AF1     3825  3000000 PRN      Sole                  3000000
Omnicare, Inc. cv. sr. deb. {7 CONV             681904AL2      234   254000 PRN      Sole                   254000
Onyx Pharmaceuticals, Inc. cv. CONV             683399AB5     1802  1500000 PRN      Sole                  1500000
Owens-Brockway Glass Container CONV             69073TAQ6     2022  2000000 PRN      Sole                  2000000
RTI International Metals, Inc. CONV             74973WAA5      885   850000 PRN      Sole                   850000
Regis Corp. cv. sr. notes      CONV             758932AA5      641   500000 PRN      Sole                   500000
RightNow Technologies, Inc. cv CONV             76657RAA4      999  1000000 PRN      Sole                  1000000
Rovi Corp. cv. sr. notes 144A  CONV             779376AA0     2171  1500000 PRN      Sole                  1500000
SBA Communications Corp. cv. s CONV             78388JAN6     2252  2000000 PRN      Sole                  2000000
SanDisk Corporation 1.5% cv. s CONV             80004CAD3     2267  2000000 PRN      Sole                  2000000
SonoSite Inc. cv. sr. notes    CONV             83568GAA2     2481  2250000 PRN      Sole                  2250000
SunPower Corp. sr. cv. deb.    CONV             867652AA7     2842  3000000 PRN      Sole                  3000000
SunPower Corporation sr. cash  CONV             867652AD1     1353  1500000 PRN      Sole                  1500000
TeleCommunications Systems, In CONV             87929JAA1      954  1000000 PRN      Sole                  1000000
Teva Pharm. Finance Co. B.V. c CONV             88165FAA0     2753  2500000 PRN      Sole                  2500000
Titan International, Inc. sr.  CONV             888305AA7     3157  1500000 PRN      Sole                  1500000
Tower Group, Inc. 5% cv. sr. n CONV             891777AB0     1721  1530000 PRN      Sole                  1530000
Transocean Inc. series C cv. s CONV             893830AW9     1945  2000000 PRN      Sole                  2000000
Trina Solar Ltd. cv. sr. notes CONV             89628EAA2     2310  1500000 PRN      Sole                  1500000
UAL Corp sr. sub cv notes      CONV             902549AH7     2035  2000000 PRN      Sole                  2000000
Ultrapetrol (Bahamas) Limited  CONV             90400XAD6      527   500000 PRN      Sole                   500000
United States Steel Corp. cv.  CONV             912909AE8     1459   750000 PRN      Sole                   750000
Xilinx, Inc. cv. sr. notes 144 CONV             983919AE1      589   500000 PRN      Sole                   500000
ATP Oil & Gas Corp. cv. perp.  PFD CV           00208J702      900    10000 SH       Sole                    10000
Amerivon Holdings LLC series A PFD CV           898876107     1508  1135620 SH       Sole                  1135620
Bank of America Corp. 7.25% no PFD CV           060505682     3062     3200 SH       Sole                     3200
Bunge Limited 4.875% cum. cv.  PFD CV           G16962204     1410    15000 SH       Sole                    15000
Chesapeake Energy 5% cv. pfd.  PFD CV           165167826     3700    40000 SH       Sole                    40000
Crown Castle Int'l Corp. 6.25% PFD CV           228227401     1960    32000 SH       Sole                    32000
Fifth Third Bancorp 8.5% perp. PFD CV           316773209     3199    21750 SH       Sole                    21750
Ford Motor Co. Cap. Trust II 6 PFD CV           345395206     4927    95000 SH       Sole                    95000
NY Community Bancorp, Inc. 6%  PFD CV           64944P307     2566    48000 SH       Sole                    48000
Stanley Black & Decker, Inc. c PFD CV           854502309     1737    16000 SH       Sole                    16000
Wells Fargo 7.5% srs L perp cv PFD CV           949746804     4000     4000 SH       Sole                     4000
Whiting Petroleum Corp. perp.  PFD CV           966387201      262      262 SH       Sole                      262
2009 Dole Food ACES Trust 7% 1 PFD CV           90213B208     3127   240000 SH       Sole                   240000
2010 Swift 6%Mand Com Exch Sec PFD CV           90213G207     1215   100000 SH       Sole                   100000
AngloGold Ashanti Holdings Fin PFD CV           03512Q206      653    11800 SH       Sole                    11800
Apache Corp. 6% mandatory conv PFD CV           037411808     3036    46000 SH       Sole                    46000
BeazerHomesUSA, Inc. 7.25% Tan PFD CV           07556Q501      832    35000 SH       Sole                    35000
Citigroup Inc. 7.5% T-DECS     PFD CV           172967416     3470    25500 SH       Sole                    25500
General Motors Co. 4.75% B man PFD CV           37045V209     2164    40000 SH       Sole                    40000
Great Plains Energy eq. units  PFD CV           911648038     2870    45000 SH       Sole                    45000
Hartford Finl Services Group 7 PFD CV           416515708     1280    50000 SH       Sole                    50000
LehmanBro. Hldgs. 6% exchnote  PFD CV           52522L350      388   100000 SH       Sole                   100000
Nextera Energy Inc. 7% equity  PFD CV           65339F507     1980    40000 SH       Sole                    40000
UBS AG 9.375 exch. notes (SWC) PFD CV           90267B823      551    20000 SH       Sole                    20000
UBS mand. exch. note 6.75% (SO PFD CV           90265K205     2384    80000 SH       Sole                    80000
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F201     3706    38400 SH       Sole                    38400
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F300     1259    13000 SH       Sole                    13000
AT&T Inc. common stock         COM              00206R102     2057    70000 SH       Sole                    70000
Abbott Laboratories common sto COM              002824100      479    10000 SH       Sole                    10000
Amerivon Holdings LLC common e COM              898873104        5   545456 SH       Sole                   545456
Bristol-Myers Squibb Company c COM              110122108      530    20000 SH       Sole                    20000
ConocoPhillips common stock    COM              20825C104     1152    16923 SH       Sole                    16923
Merck & Company, Inc., common  COM              58933Y105      852    23651 SH       Sole                    23651
The Walt Disney Company common COM              254687106      563    15000 SH       Sole                    15000
Verizon Communications, Inc. c COM              92343V104     2147    60000 SH       Sole                    60000
Whiting Petroleum Corp. common COM              966387102      369     3147 SH       Sole                     3147